UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of

Registered Management Investment Company

Investment Company Act File Number: 811-05446

Intermediate Bond Fund of America

(Exact Name of Registrant as Specified in Charter)

333 South Hope Street,

Los Angeles, California 90071

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: August 31

Date of reporting period: November 30, 2013

Courtney R. Taylor

Intermediate Bond Fund of America

333 South Hope Street

Los Angeles, California 90071

(Name and Address of Agent for Service)

Copies to:

Michael Glazer

Bingham McCutchen LLP

355 South Grand Avenue, Suite 4400

Los Angeles, California 90071

(Counsel for the Registrant)

ITEM 1 – Schedule of Investments

Intermediate Bond Fund of America® Investment portfolio November 30, 2013 unaudited

Bonds, notes & other debt instruments 94.94%
U.S. Treasury bonds & notes 46.93%	Principal amount	Value
U.S. Treasury 45.00%	(000)	(000)

U.S. Treasury 1.875% 2014	$ 35,000	$ 35,151
U.S. Treasury 2.25% 2014	51,000	51,538
U.S. Treasury 2.625% 2014	188,250	191,356
U.S. Treasury 0.25% 2015	261,600	261,773
U.S. Treasury 0.25% 2015	125,000	124,964
U.S. Treasury 0.25% 2015	61,250	61,205
U.S. Treasury 1.25% 2015	25,000	25,454
U.S. Treasury 1.75% 2015	100,000	102,516
U.S. Treasury 2.25% 2015	58,000	59,404
U.S. Treasury 4.125% 2015	50,000	52,838
U.S. Treasury 4.25% 2015	50,000	53,415
U.S. Treasury 0.625% 2016	145,000	145,612
U.S. Treasury 0.625% 2016	125,000	125,307
U.S. Treasury 0.875% 2016	134,250	135,703
U.S. Treasury 1.00% 2016	25,000	25,346
U.S. Treasury 1.50% 2016	128,750	132,356
U.S. Treasury 1.50% 2016	12,600	12,948
U.S. Treasury 1.75% 2016	26,000	26,872
U.S. Treasury 2.00% 2016	70,000	72,729
U.S. Treasury 2.375% 2016	50,000	52,355
U.S. Treasury 2.625% 2016	20,000	21,028
U.S. Treasury 3.00% 2016	20,000	21,391
U.S. Treasury 4.50% 2016	47,500	51,859
U.S. Treasury 5.125% 2016	96,500	107,677
U.S. Treasury 7.50% 2016	40,000	48,136
U.S. Treasury 0.50% 2017	67,640	66,786
U.S. Treasury 0.75% 2017	44,250	44,158
U.S. Treasury 0.875% 2017	463,075	465,173
U.S. Treasury 1.00% 2017	247,250	249,586
U.S. Treasury 2.50% 2017	153,750	162,933
U.S. Treasury 4.50% 2017	60,000	67,648
U.S. Treasury 4.625% 2017	115,000	129,434
U.S. Treasury 8.75% 2017	25,000	31,812
U.S. Treasury 0.75% 2018	90,000	88,724
U.S. Treasury 1.00% 2018	50,000	49,599
U.S. Treasury 1.25% 2018	41,500	41,268
U.S. Treasury 1.25% 2018	40,000	39,836
U.S. Treasury 1.375% 2018	70,000	70,227
U.S. Treasury 3.50% 2018	50,000	55,002
U.S. Treasury 8.75% 2020	15,000	21,369
U.S. Treasury 8.00% 2021	20,000	28,401
U.S. Treasury 1.75% 2022	56,800	53,687
U.S. Treasury 2.50% 2023	96,800	95,004
Bonds, notes & other debt instruments
	Principal amount	Value
U.S. Treasury bonds & notes — U.S. Treasury (continued)	(000)	(000)

U.S. Treasury 2.75% 2023	$347,500	$ 347,799
U.S. Treasury 6.25% 2023	25,000	32,807
U.S. Treasury 7.125% 2023	15,000	20,679
U.S. Treasury 3.75% 2043	2,750	2,722
		4,163,587
U.S. Treasury inflation-protected securities[1] 1.93%

U.S. Treasury Inflation-Protected Security 2.00% 2014	38,839	38,803
U.S. Treasury Inflation-Protected Security 1.625% 2015	1,196	1,229
U.S. Treasury Inflation-Protected Security 0.125% 2017	13,917	14,368
U.S. Treasury Inflation-Protected Security 0.125% 2018	15,193	15,677
U.S. Treasury Inflation-Protected Security 0.375% 2023	42,257	41,506
U.S. Treasury Inflation-Protected Security 2.00% 2026	2,949	3,339
U.S. Treasury Inflation-Protected Security 0.625% 2043	80,453	63,572
		178,494
Total U.S. Treasury bonds & notes		4,342,081
Corporate bonds & notes 29.67%
Financials 8.45%

Bank of America Corp. 4.50% 2015	5,000	5,244
Bank of America Corp., Series L, 3.625% 2016	6,985	7,378
Bank of America Corp. 3.75% 2016	11,135	11,837
Bank of America Corp. 5.75% 2017	5,070	5,811
Bank of America Corp. 2.60% 2019	10,000	10,116
Bank of America Corp. 5.625% 2020	7,000	8,016
JPMorgan Chase & Co. 3.40% 2015	6,000	6,240
JPMorgan Chase & Co. 1.125% 2016	15,000	15,073
JPMorgan Chase & Co. 1.625% 2018	23,500	23,189
Citigroup Inc. 4.587% 2015	18,865	20,203
Citigroup Inc. 6.01% 2015	3,198	3,380
Citigroup Inc. 1.70% 2016	7,000	7,098
Citigroup Inc. 3.953% 2016	5,535	5,919
Citigroup Inc. 2.50% 2018	7,500	7,620
American Express Centurion Bank 0.875% 2015	12,000	12,041
American Express Co. 6.15% 2017	2,900	3,380
American Express Co. 0.828% 2018[2]	25,000	25,002
Morgan Stanley, Series F, 2.875% 2014	7,250	7,275
Morgan Stanley, Series F, 6.00% 2015	3,635	3,885
Morgan Stanley 1.75% 2016	10,000	10,148
Morgan Stanley 3.80% 2016	8,325	8,825
Morgan Stanley 2.125% 2018	10,000	9,995
Prologis, Inc. 5.625% 2016	6,260	6,967
Prologis, Inc. 6.625% 2018	7,423	8,737
Prologis, Inc. 2.75% 2019	6,005	6,063
Prologis, Inc. 6.875% 2020	1,804	2,139
Prologis, Inc. 4.25% 2023	10,505	10,520
Simon Property Group, LP 6.75% 2014	5,655	5,724
Simon Property Group, LP 4.20% 2015	9,430	9,741
Simon Property Group, LP 6.10% 2016	7,000	7,789
Simon Property Group, LP 5.875% 2017	2,500	2,833
Simon Property Group, LP 1.50% 2018[3]	6,480	6,372
Bonds, notes & other debt instruments
	Principal amount	Value
Corporate bonds & notes — Financials (continued)	(000)	(000)

Goldman Sachs Group, Inc. 3.625% 2016	$15,625	$16,487
Goldman Sachs Group, Inc. 5.25% 2021	3,560	3,922
Goldman Sachs Group, Inc. 3.625% 2023	9,100	8,840
Kimco Realty Corp., Series C, 4.82% 2014	795	811
Kimco Realty Corp., Series C, 4.904% 2015	8,915	9,331
Kimco Realty Corp., Series C, 5.783% 2016	9,500	10,449
Kimco Realty Corp. 5.70% 2017	5,500	6,203
Kimco Realty Corp. 6.875% 2019	2,000	2,421
Westfield Group 5.75% 2015[3]	10,000	10,832
Westfield Group 5.70% 2016[3]	1,250	1,400
Westfield Group 7.125% 2018[3]	1,000	1,197
Westfield Group 4.625% 2021[3]	4,770	5,038
Westfield Group 3.375% 2022[3]	7,100	6,716
HSBC Finance Corp. 0.494% 2014[2]	2,250	2,250
HSBC Finance Corp. 0.69% 2016[2]	4,400	4,390
HSBC Bank PLC 0.881% 2018[2,3]	8,500	8,528
HSBC Holdings PLC 4.875% 2020	6,000	6,523
HSBC Holdings PLC 4.00% 2022	2,950	3,042
Nordea Bank, Series 2, 3.70% 2014[3]	18,000	18,561
Nordea Bank AB 3.125% 2017[3]	5,000	5,267
Berkshire Hathaway Inc. 2.20% 2016	8,500	8,830
Berkshire Hathaway Inc. 1.55% 2018	15,000	14,971
Rabobank Nederland/FI 4.625% 2023	21,280	21,286
Westpac Banking Corp. 1.85% 2013	8,000	8,002
Westpac Banking Corp. 3.00% 2015	6,300	6,593
Westpac Banking Corp. 0.668% 2016[2]	6,500	6,508
UBS AG 2.25% 2014	7,000	7,022
UBS AG 4.875% 2020	11,000	12,272
Monumental Global Funding III 0.444% 2014[2,3]	9,140	9,144
Monumental Global Funding III 5.25% 2014[3]	8,500	8,547
Svenska Handelsbanken AB 1.625% 2018	12,500	12,370
Svenska Handelsbanken AB 2.50% 2019	5,000	5,061
Australia & New Zealand Banking Group Ltd. 2.125% 2014[3]	10,000	10,017
ANZ National (International) Ltd. 3.125% 2015[3]	7,000	7,280
BNP Paribas 3.60% 2016	7,000	7,400
BNP Paribas 5.00% 2021	8,000	8,775
Hospitality Properties Trust 7.875% 2014	600	608
Hospitality Properties Trust 5.125% 2015	1,130	1,160
Hospitality Properties Trust 6.70% 2018	10,000	11,306
Hospitality Properties Trust 5.00% 2022	1,700	1,732
Bank of New York Mellon Corp., Series G, 2.50% 2016	7,000	7,256
Bank of New York Mellon Corp. 0.802% 2018[2]	7,500	7,530
Wells Fargo & Co. 1.25% 2016	7,000	7,063
Wells Fargo & Co. 3.676% 2016	7,000	7,494
Intercontinentalexchange, Inc. 4.00% 2023	13,135	13,380
BB&T Corp., Series C, 1.60% 2017	8,250	8,257
BB&T Corp., 2.05% 2018	5,000	5,018
Barclays Bank PLC 5.20% 2014	4,500	4,629
Barclays Bank PLC 6.05% 2017[3]	4,140	4,689
Barclays Bank PLC 5.125% 2020	3,000	3,361
US Bank NA 4.95% 2014	2,550	2,655
US Bancorp., Series T, 1.65% 2017	8,500	8,636
US Bancorp. 0.728% 2018[2]	1,295	1,298
Bonds, notes & other debt instruments
	Principal amount	Value
Corporate bonds & notes — Financials (continued)	(000)	(000)

MetLife Global Funding I 2.50% 2015[3]	$12,000	$ 12,397
ACE INA Holdings Inc. 2.60% 2015	10,090	10,465
DCT Industrial Trust Inc. 4.50% 2023[3]	9,750	9,657
Host Hotels & Resorts LP 6.00% 2020	5,465	5,961
Host Hotels & Resorts LP 6.00% 2021	2,000	2,192
Boston Properties, Inc. 3.70% 2018	7,000	7,461
Regions Financial Corp. 2.00% 2018	7,500	7,381
American International Group, Inc. 4.125% 2024	6,400	6,476
Northern Trust Corp. 4.625% 2014	2,825	2,875
Northern Trust Corp. 5.85% 2017[3]	2,750	3,130
Korea Development Bank 8.00% 2014	5,350	5,405
Royal Bank of Scotland Group PLC 4.375% 2016	5,000	5,361
Société Générale 3.10% 2015[3]	5,000	5,203
Royal Bank of Canada 2.20% 2018	5,000	5,060
Capital One Bank 1.15% 2016	5,000	5,007
Standard Chartered Bank 3.95% 2023[3]	5,000	4,696
ERP Operating LP 5.25% 2014	4,000	4,145
AvalonBay Communities, Inc. 3.625% 2020	3,645	3,724
Mack-Cali Realty Corp. 2.50% 2017	3,510	3,488
State Street Corp. 3.70% 2023	3,000	2,997
Developers Diversified Realty Corp. 7.875% 2020	1,500	1,863
		781,862
Consumer staples 3.64%

Coca-Cola Co. 3.625% 2014	10,000	10,094
Coca-Cola Co. 1.50% 2015	10,000	10,204
Coca-Cola Co. 1.80% 2016	6,500	6,692
Coca-Cola Co. 3.15% 2020	6,285	6,499
Coca-Cola Co. 3.20% 2023	11,425	11,195
Anheuser-Busch InBev NV 0.603% 2014[2]	11,625	11,649
Anheuser-Busch InBev NV 3.625% 2015	7,000	7,302
Anheuser-Busch InBev NV 4.125% 2015	7,500	7,806
Anheuser-Busch InBev NV 1.375% 2017	7,500	7,528
Wal-Mart Stores, Inc. 2.25% 2015	5,000	5,147
Wal-Mart Stores, Inc. 2.875% 2015	7,000	7,243
Wal-Mart Stores, Inc. 2.80% 2016	7,000	7,366
Wal-Mart Stores, Inc. 1.125% 2018	10,000	9,823
Wal-Mart Stores, Inc. 5.80% 2018	740	866
Philip Morris International Inc. 1.875% 2019	2,400	2,387
Philip Morris International Inc. 2.90% 2021	8,850	8,609
Philip Morris International Inc. 2.625% 2023	7,500	6,878
Philip Morris International Inc. 3.60% 2023	5,900	5,802
PepsiCo, Inc. 3.10% 2015	6,000	6,177
PepsiCo, Inc. 2.50% 2016	16,000	16,657
SABMiller Holdings Inc. 2.45% 2017[3]	17,290	17,848
SABMiller Holdings Inc. 2.20% 2018[3]	2,700	2,725
Altria Group, Inc. 4.75% 2021	4,000	4,305
Altria Group, Inc. 2.85% 2022	5,000	4,612
Altria Group, Inc. 2.95% 2023	2,000	1,841
Altria Group, Inc. 4.00% 2024	9,500	9,372
WM. Wrigley Jr. Co 2.40% 2018[3]	6,650	6,711
WM. Wrigley Jr. Co 3.375% 2020[3]	10,000	10,096
ConAgra Foods, Inc. 1.30% 2016	8,590	8,640
ConAgra Foods, Inc. 1.90% 2018	7,835	7,799
Bonds, notes & other debt instruments
	Principal amount	Value
Corporate bonds & notes — Consumer staples (continued)	(000)	(000)

Procter & Gamble Co. 3.50% 2015	$ 7,500	$ 7,778
Procter & Gamble Co. 1.45% 2016	8,410	8,578
Reynolds American Inc. 3.25% 2022	12,120	11,270
Reynolds American Inc. 4.85% 2023	3,750	3,910
Pernod Ricard SA 2.95% 2017[3]	14,500	15,107
British American Tobacco International Finance PLC 2.125% 2017[3]	7,000	7,152
British American Tobacco International Finance PLC 9.50% 2018[3]	5,910	7,926
Kroger Co. 7.50% 2014	6,030	6,078
Kroger Co. 6.40% 2017	2,500	2,880
Kraft Foods Inc. 2.25% 2017	7,725	7,931
Tesco PLC 5.50% 2017[3]	6,840	7,698
Unilever Capital Corp. 3.65% 2014	7,500	7,548
General Mills, Inc. 0.588% 2014[2]	7,500	7,510
Kimberly-Clark Corp. 7.50% 2018	4,500	5,664
		336,903
Energy 3.12%

StatoilHydro ASA 2.90% 2014	3,110	3,177
StatoilHydro ASA 3.875% 2014	4,750	4,810
Statoil ASA 3.125% 2017	22,000	23,465
Statoil ASA 0.699% 2018[2]	5,000	5,038
Statoil ASA 1.95% 2018	1,595	1,609
Statoil ASA 3.15% 2022	4,000	3,932
Statoil ASA 3.70% 2024	10,000	10,024
Total Capital Canada Ltd. 1.625% 2014	5,000	5,010
Total Capital SA 3.00% 2015	7,000	7,277
Total Capital SA 2.30% 2016	8,000	8,296
Total Capital Canada Ltd. 1.45% 2018	20,130	20,076
Shell International Finance BV 4.00% 2014	25,000	25,278
Shell International Finance BV 3.10% 2015	7,500	7,814
Shell International Finance BV 2.00% 2018	4,365	4,413
Kinder Morgan Energy Partners, LP 5.00% 2013	5,000	5,007
Kinder Morgan Energy Partners, LP 5.125% 2014	5,000	5,214
Kinder Morgan Energy Partners, LP 3.50% 2016	7,000	7,364
Kinder Morgan Energy Partners, LP 3.95% 2022	4,000	3,956
Kinder Morgan Energy Partners, LP 4.15% 2024	3,000	2,951
Chevron Corp. 1.718% 2018	20,000	20,052
Transocean Inc. 5.05% 2016	8,000	8,833
Transocean Inc. 2.50% 2017	5,600	5,685
Transocean Inc. 6.375% 2021	2,220	2,498
BG Energy Capital PLC 2.50% 2015[3]	7,000	7,239
BG Energy Capital PLC 2.875% 2016[3]	5,750	6,027
TransCanada PipeLines Ltd. 0.875% 2015	7,000	7,028
TransCanada PipeLines Ltd. 6.50% 2018	5,000	5,987
Enbridge Inc. 5.60% 2017	2,500	2,811
Enbridge Inc. 4.00% 2023	10,000	9,974
Spectra Energy Partners, LP 2.95% 2018	1,615	1,653
Spectra Energy Partners, LP 4.75% 2024	7,000	7,271
Marathon Oil Corp. 0.90% 2015	7,500	7,514
ConocoPhillips 1.05% 2017	7,500	7,436
Husky Energy Inc. 5.90% 2014	6,000	6,167
Enterprise Products Operating LLC 1.25% 2015	5,000	5,045
Canadian Natural Resources Ltd. 1.45% 2014	5,000	5,043
BP Capital Markets PLC 3.625% 2014[3]	2,000	2,029
Bonds, notes & other debt instruments
	Principal amount	Value
Corporate bonds & notes — Energy (continued)	(000)	(000)

BP Capital Markets PLC 3.875% 2015	$ 2,500	$ 2,609
Devon Energy Corp. 1.875% 2017	4,075	4,124
Enbridge Energy Partners, LP 4.20% 2021	3,000	3,059
Apache Corp. 2.625% 2023	3,000	2,792
CNOOC Finance (2013) Ltd. 3.00% 2023	3,000	2,739
		288,326
Health care 3.02%

Schering-Plough Corp. 6.00% 2017	7,945	9,293
Merck & Co., Inc. 0.598% 2018[2]	15,000	15,051
Merck & Co., Inc. 1.10% 2018	15,460	15,232
Novartis Capital Corp. 4.125% 2014	17,500	17,620
Novartis Capital Corp. 2.90% 2015	10,000	10,359
Novartis Securities Investment Ltd. 5.125% 2019	6,500	7,472
Medco Health Solutions, Inc. 2.75% 2015	4,415	4,559
Express Scripts Inc. 2.65% 2017	12,560	13,014
Express Scripts Inc. 3.90% 2022	5,920	5,961
AbbVie Inc. 1.75% 2017	7,500	7,563
AbbVie Inc. 2.90% 2022	16,775	15,822
GlaxoSmithKline Capital Inc. 1.50% 2017	10,039	10,144
GlaxoSmithKline Capital Inc. 5.65% 2018	10,000	11,649
Amgen Inc. 1.875% 2014	5,000	5,066
Amgen Inc. 2.50% 2016	12,930	13,433
Sanofi 0.558% 2014[2]	10,000	10,010
Sanofi 1.25% 2018	8,000	7,877
Gilead Sciences, Inc. 2.40% 2014	2,865	2,920
Gilead Sciences, Inc. 3.05% 2016	8,285	8,758
Gilead Sciences, Inc. 4.40% 2021	2,195	2,349
UnitedHealth Group Inc. 1.875% 2016	3,650	3,751
UnitedHealth Group Inc. 1.40% 2017	3,020	3,019
UnitedHealth Group Inc. 6.00% 2017	4,750	5,497
Pfizer Inc. 0.554% 2018[2]	5,000	5,010
Pfizer Inc. 6.20% 2019	5,000	6,015
Roche Holdings, Inc. 6.00% 2019[3]	9,111	10,857
Aetna Inc. 1.50% 2017	5,000	4,968
Aetna Inc. 2.75% 2022	6,000	5,573
McKesson Corp. 0.95% 2015	3,035	3,038
McKesson Corp. 1.40% 2018	7,500	7,311
WellPoint, Inc. 5.25% 2016	3,000	3,268
WellPoint, Inc. 2.375% 2017	3,000	3,075
Teva Pharmaceutical Financial IV LLC, 2.25% 2020	5,960	5,656
Johnson & Johnson 0.331% 2014[2]	5,000	5,005
DENTSPLY International Inc. 2.75% 2016	3,930	4,057
Cardinal Health, Inc. 1.90% 2017	3,700	3,755
Baxter International Inc. 3.20% 2023	3,000	2,911
Dignity Health 3.125% 2022	2,000	1,839
Catholic Health Initiatives, Series 2012, 1.60% 2017	1,000	985
		279,742
Utilities 2.81%

MidAmerican Energy Holdings Co. 2.00% 2018[3]	17,350	17,376
MidAmerican Energy Holdings Co. 5.75% 2018	3,600	4,178
MidAmerican Energy Holdings Co. 3.75% 2023[3]	10,000	9,933
Pacific Gas and Electric Co. 6.25% 2013	12,250	12,250
Bonds, notes & other debt instruments
	Principal amount	Value
Corporate bonds & notes — Utilities (continued)	(000)	(000)

PG&E Corp. 5.75% 2014	$ 5,000	$ 5,083
Pacific Gas and Electric Co. 3.25% 2023	5,000	4,774
Pacific Gas and Electric Co. 3.85% 2023	4,370	4,377
Iberdrola Finance Ireland 3.80% 2014[3]	15,000	15,333
Scottish Power PLC 5.375% 2015	4,000	4,212
Iberdrola Finance Ireland 5.00% 2019[3]	5,000	5,430
Niagara Mohawk Power 3.553% 2014[3]	11,170	11,444
National Grid PLC 6.30% 2016	10,990	12,448
PSEG Power LLC 2.75% 2016	5,310	5,528
PSEG Power LLC 2.45% 2018	10,000	10,052
PSEG Power LLC 4.30% 2023	3,000	3,007
Progress Energy, Inc. 6.05% 2014	16,500	16,757
Duke Energy Corp. 3.95% 2023	1,500	1,516
Enel Finance International SA 3.875% 2014[3]	15,550	15,932
E.ON International Finance BV 5.80% 2018[3]	13,000	15,076
Nevada Power Co., General and Refunding Mortgage Notes, Series S, 6.50% 2018	10,000	12,018
Centerpoint Energy, Inc., Series B, 6.85% 2015	10,000	10,856
Electricité de France SA 5.50% 2014[3]	10,000	10,073
American Electric Power Co. 1.65% 2017	10,000	9,924
Teco Finance, Inc. 4.00% 2016	6,000	6,390
Tampa Electric Co. 2.60% 2022	3,000	2,803
Entergy Louisiana, LLC 1.875% 2014	5,000	5,068
Entergy Louisiana, LLC 3.30% 2022	3,000	2,875
Consumers Energy Co., First Mortgage Bonds, 5.15% 2017	500	560
Consumers Energy Co. 2.85% 2022	7,500	7,220
State Grid Overseas Investment Ltd. 1.75% 2018[3]	7,500	7,394
National Rural Utilities Cooperative Finance Corp. 1.00% 2015	3,650	3,678
National Rural Utilities Cooperative Finance Corp. 3.875% 2015	500	529
National Rural Utilities Cooperative Finance Corp. 3.40% 2023	3,000	2,945
Public Service Co. of Colorado 5.80% 2018	2,250	2,645
		259,684
Consumer discretionary 2.49%

DaimlerChrysler North America Holding Corp. 1.95% 2014[3]	7,500	7,528
DaimlerChrysler North America Holding Corp. 1.30% 2015[3]	7,500	7,551
DaimlerChrysler North America Holding Corp. 1.102% 2018[2,3]	7,500	7,550
DaimlerChrysler North America Holding Corp. 1.875% 2018[3]	8,900	8,868
DaimlerChrysler North America Holding Corp. 2.375% 2018[3]	7,000	7,045
Volkswagen International Finance NV 0.858% 2014[2,3]	15,000	15,025
Volkswagen International Finance NV 1.125% 2016[3]	5,000	5,012
Volkswagen International Finance NV 2.125% 2018[3]	10,000	10,041
Comcast Corp. 5.30% 2014	2,000	2,010
Comcast Corp. 5.85% 2015	3,000	3,302
Comcast Corp. 5.90% 2016	10,000	11,130
Comcast Corp. 6.30% 2017	9,000	10,590
Walt Disney Co. 0.875% 2014	7,000	7,040
Walt Disney Co. 1.10% 2017	14,185	14,082
Viacom Inc. 2.50% 2018	12,000	12,162
Viacom Inc. 4.25% 2023	3,000	3,035
NBCUniversal Media, LLC 2.10% 2014	7,500	7,542
NBCUniversal Media, LLC 2.875% 2016	7,000	7,328
Time Warner Inc. 4.75% 2021	8,750	9,426
Time Warner Cable Inc. 4.00% 2022	5,000	5,090
Toyota Motor Credit Corp. 0.875% 2015	7,500	7,554
Bonds, notes & other debt instruments
	Principal amount	Value
Corporate bonds & notes — Consumer discretionary (continued)	(000)	(000)

Toyota Motor Credit Corp. 1.75% 2017	$ 5,000	$ 5,071
Dollar General Corp. 1.875% 2018	12,000	11,756
Ford Motor Credit Co. 1.70% 2016	7,500	7,602
Carnival Corp. 3.95% 2020	7,500	7,552
Thomson Reuters Corp. 1.30% 2017	4,360	4,367
Thomson Reuters Corp. 4.30% 2023	2,245	2,254
Time Warner Cable Inc. 7.50% 2014	5,430	5,549
Time Warner Cable Inc. 8.25% 2014	1,000	1,014
CBS Corp. 1.95% 2017	4,800	4,855
Target Corp. 6.00% 2018	4,055	4,759
Nordstrom, Inc. 6.75% 2014	4,180	4,310
Staples, Inc. 9.75% 2014	1,000	1,011
News America Inc. 4.00% 2023[3]	890	892
Cox Communications, Inc. 6.25% 2018[3]	250	286
		230,189
Industrials 2.16%

General Electric Co. 0.85% 2015	9,000	9,053
General Electric Capital Corp. 1.00% 2015	11,300	11,368
General Electric Capital Corp., Series A, 2.25% 2015	9,500	9,795
General Electric Capital Corp. 2.95% 2016	3,255	3,417
General Electric Capital Corp. 2.30% 2017	16,135	16,655
General Electric Corp. 5.25% 2017	7,500	8,603
General Electric Capital Corp., Series A, 5.625% 2017	3,000	3,447
General Electric Capital Corp., Series A, 6.00% 2019	7,000	8,367
General Electric Co. 2.70% 2022	3,000	2,856
Canadian National Railway Co. 4.95% 2014	17,850	17,944
Canadian National Railway Co. 5.85% 2017	7,000	8,129
United Technologies Corp. 1.80% 2017	12,655	12,919
United Technologies Corp. 3.10% 2022	3,000	2,951
Burlington Northern Santa Fe LLC 7.00% 2014	13,480	13,620
Union Pacific Corp. 5.125% 2014	6,125	6,183
Union Pacific Corp. 5.70% 2018	5,900	6,835
Boeing Company 0.95% 2018	10,900	10,589
Honeywell International Inc. 3.875% 2014	10,100	10,169
Norfolk Southern Corp. 5.75% 2016	7,190	7,912
Precision Castparts Corp. 1.25% 2018	5,000	4,941
John Deere Capital Corp. 1.70% 2020	5,000	4,741
BAE Systems Holdings Inc. 4.95% 2014[3]	4,500	4,596
Volvo Treasury AB 5.95% 2015[3]	4,300	4,571
Atlas Copco AB 5.60% 2017[3]	4,000	4,500
Danaher Corp. 2.30% 2016	3,140	3,243
European Aeronautic Defence and Space Company 2.70% 2023[3]	3,000	2,796
		200,200
Telecommunication services 1.93%

Verizon Communications Inc. 3.00% 2016	13,000	13,589
Verizon Communications Inc. 3.65% 2018	25,000	26,603
Verizon Communications Inc. 5.15% 2023	34,210	36,562
AT&T Inc. 0.90% 2016	5,000	4,994
AT&T Inc. 2.40% 2016	16,530	17,094
AT&T Inc. 2.95% 2016	8,000	8,356
AT&T Inc. 1.146% 2018[2]	5,000	5,025
Vodafone Group PLC 5.00% 2015	5,000	5,363
Bonds, notes & other debt instruments
	Principal amount	Value
Corporate bonds & notes — Telecommunication services (continued)	(000)	(000)

Vodafone Group PLC 5.375% 2015	$12,000	$ 12,645
Deutsche Telekom International Finance BV 4.875% 2014	5,000	5,124
Deutsche Telekom International Finance BV 3.125% 2016[3]	5,500	5,755
Deutsche Telekom International Finance BV 2.25% 2017[3]	5,600	5,739
France Télécom 4.375% 2014	5,000	5,109
France Télécom 2.125% 2015	10,000	10,190
Telefónica Emisiones, SAU 3.729% 2015	5,000	5,186
Telefónica Emisiones, SAU 3.992% 2016	5,000	5,276
Telecom Italia Capital SA 6.175% 2014	6,000	6,154
		178,764
Materials 1.19%

BHP Billiton Finance (USA) Ltd. 5.50% 2014	5,865	5,963
BHP Billiton Finance (USA) Ltd. 2.05% 2018	7,780	7,874
BHP Billiton Finance (USA) Ltd. 3.85% 2023	14,000	14,135
Glencore Xstrata LLC 1.604% 2019[2,3]	5,000	4,837
Glencore Xstrata LLC 2.50% 2019[3]	9,000	8,698
Xstrata Canada Financial Corp. 4.95% 2021[3]	8,500	8,627
Glencore Xstrata LLC 4.125% 2023[3]	3,000	2,812
Rio Tinto Finance (USA) Ltd. 2.25% 2016	7,000	7,203
Rio Tinto Finance (USA) Ltd. 2.50% 2016	10,000	10,345
Rio Tinto Finance (USA) Ltd. 1.625% 2017	7,000	6,997
Mosaic Co. 4.25% 2023	10,000	9,967
Praxair, Inc. 1.05% 2017	7,500	7,395
Ecolab Inc. 3.00% 2016	5,455	5,731
Newcrest Finance Pty Ltd. 4.45% 2021[3]	6,700	5,664
Teck Resources Ltd. 4.75% 2022	3,735	3,777
		110,025
Information technology 0.86%

International Business Machines Corp. 1.95% 2016	9,650	9,961
International Business Machines Corp. 2.00% 2016	7,000	7,214
International Business Machines Corp. 5.70% 2017	5,000	5,793
International Business Machines Corp. 1.25% 2018	10,000	9,912
International Business Machines Corp. 1.625% 2020	7,500	7,059
Oracle Corp. 1.20% 2017	7,500	7,456
Oracle Corp. 0.824% 2019[2]	8,500	8,554
Oracle Corp. 2.375% 2019	7,000	7,121
Cisco Systems, Inc. 0.504% 2014[2]	7,300	7,306
Google Inc. 1.25% 2014	5,000	5,025
Xerox Corp. 2.95% 2017	2,500	2,575
Samsung Electronics America, Inc. 1.75% 2017[3]	1,500	1,525
		79,501
Total corporate bonds & notes		2,745,196
Mortgage-backed obligations 11.04%
Federal agency mortgage-backed obligations[4] 6.82%

Fannie Mae 7.00% 2015	121	126
Fannie Mae 7.00% 2016	105	111
Fannie Mae 11.50% 2019	7	7
Fannie Mae 2.50% 2023	76,811	78,636
Fannie Mae 2.50% 2023	33,238	34,028
Bonds, notes & other debt instruments
	Principal amount	Value
Mortgage-backed obligations — Federal agency mortgage-backed obligations[4] (continued)	(000)	(000)

Fannie Mae 5.00% 2023	$ 1,942	$ 2,115
Fannie Mae 6.00% 2024	914	1,007
Fannie Mae 6.00% 2026	671	739
Fannie Mae 9.046% 2026[2]	181	206
Fannie Mae 2.50% 2028	34,315	34,313
Fannie Mae 2.50% 2028	24,572	24,604
Fannie Mae 2.50% 2028	7,152	7,151
Fannie Mae 2.50% 2028	1,005	1,006
Fannie Mae 2.50% 2028	995	997
Fannie Mae 2.50% 2028	991	993
Fannie Mae 2.50% 2028	991	992
Fannie Mae 2.50% 2028	983	985
Fannie Mae 2.50% 2028	916	917
Fannie Mae 2.50% 2028	908	909
Fannie Mae 2.50% 2028	892	893
Fannie Mae 2.50% 2028	676	677
Fannie Mae 2.50% 2028	636	637
Fannie Mae 2.50% 2028	508	509
Fannie Mae 2.50% 2028	446	447
Fannie Mae 6.00% 2028	1,576	1,737
Fannie Mae 6.00% 2028	523	577
Fannie Mae 6.00% 2028	522	575
Fannie Mae 6.50% 2034	1,590	1,792
Fannie Mae 2.233% 2037[2]	1,206	1,282
Fannie Mae 2.424% 2037[2]	5,468	5,819
Fannie Mae 2.50% 2037[2]	3,142	3,353
Fannie Mae 7.00% 2037	390	440
Fannie Mae 7.50% 2037	84	96
Fannie Mae 2.597% 2038[2]	1,264	1,348
Fannie Mae 5.337% 2038[2]	459	495
Fannie Mae 3.723% 2039[2]	371	391
Fannie Mae 3.877% 2039[2]	599	633
Fannie Mae 3.94% 2039[2]	231	246
Fannie Mae 3.987% 2039[2]	3,025	3,207
Fannie Mae 6.50% 2039	1,149	1,274
Fannie Mae 3.245% 2040[2]	8,552	9,105
Fannie Mae 4.194% 2040[2]	4,038	4,289
Fannie Mae 4.394% 2040[2]	10,219	10,876
Fannie Mae 4.50% 2040	6,931	7,417
Fannie Mae 4.50% 2040	4,948	5,294
Fannie Mae 5.50% 2040	2,261	2,484
Fannie Mae 5.50% 2040	1,187	1,299
Fannie Mae 3.161% 2041[2]	5,195	5,462
Fannie Mae 3.426% 2041[2]	4,851	5,118
Fannie Mae 3.51% 2041[2]	1,990	2,082
Fannie Mae 3.556% 2041[2]	9,000	9,427
Fannie Mae 4.50% 2041	5,931	6,351
Fannie Mae 4.50% 2041	5,002	5,358
Fannie Mae 4.50% 2041	2,955	3,164
Fannie Mae 4.50% 2041	240	257
Fannie Mae 5.00% 2041	24,573	26,849
Fannie Mae 5.00% 2041	8,173	8,953
Fannie Mae 5.00% 2041	8,081	8,843
Fannie Mae 5.00% 2041	7,509	8,218
Bonds, notes & other debt instruments
	Principal amount	Value
Mortgage-backed obligations — Federal agency mortgage-backed obligations[4] (continued)	(000)	(000)

Fannie Mae 2.064% 2042[2]	$10,320	$ 10,559
Fannie Mae 2.191% 2042[2]	12,335	12,620
Fannie Mae 2.591% 2042[2]	22,360	22,525
Fannie Mae 2.617% 2042[2]	3,796	3,904
Fannie Mae 2.951% 2042[2]	3,278	3,365
Fannie Mae 4.00% 2042	24,485	25,581
Fannie Mae 3.00% 2043	13,250	12,782
Fannie Mae 4.50% 2044	19,500	20,756
Fannie Mae 7.00% 2047	72	82
Fannie Mae 3.733% 2050[2]	2,261	2,390
Fannie Mae, Series 2001-4, Class GA, 9.541% 2025[2]	169	195
Fannie Mae, Series 2001-4, Class NA, 10.682% 2025[2]	141	157
Fannie Mae, Series 2002-W7, Class A-5, 7.50% 2029	508	599
Fannie Mae, Series 2001-20, Class D, 11.009% 2031[2]	28	30
Fannie Mae, Series 2005-29, Class AK, 4.50% 2035	1,318	1,335
Fannie Mae, Series 2006-96, Class MO, principal only, 0% 2036	1,979	1,867
Fannie Mae, Series 2006-43, Class PX, 6.00% 2036	6,791	7,566
Fannie Mae, Series 2006-49, Class PA, 6.00% 2036	2,147	2,394
Fannie Mae, Series 2006-123, Class BO, principal only, 0% 2037	5,142	4,747
Fannie Mae, Series 2007-114, Class A7, 0.366% 2037[2]	12,500	12,315
Fannie Mae, Series 2007-33, Class HE, 5.50% 2037	3,584	3,923
Fannie Mae, Series 2001-T10, Class A-1, 7.00% 2041	150	176
Fannie Mae, Series 2001-50, Class BA, 7.00% 2041	119	135
Fannie Mae, Series 2002-W3, Class A-5, 7.50% 2041	599	709
Freddie Mac 5.00% 2023	2,033	2,179
Freddie Mac 5.00% 2023	711	763
Freddie Mac 5.00% 2024	470	510
Freddie Mac 4.00% 2026	7,316	7,777
Freddie Mac 6.00% 2026	168	186
Freddie Mac 6.00% 2026	67	74
Freddie Mac 6.50% 2027	1,312	1,458
Freddie Mac 2.858% 2037[2]	1,281	1,367
Freddie Mac 6.00% 2037	1,327	1,461
Freddie Mac 6.00% 2037	405	446
Freddie Mac 2.362% 2038[2]	3,747	3,916
Freddie Mac 2.796% 2038[2]	1,276	1,361
Freddie Mac 3.638% 2039[2]	1,484	1,582
Freddie Mac 3.423% 2041[2]	2,237	2,373
Freddie Mac 5.00% 2041	21,286	23,217
Freddie Mac 5.00% 2041	879	959
Freddie Mac 2.804% 2043[2]	24,871	25,604
Freddie Mac, Series 1567, Class A, 0.568% 2023[2]	27	27
Freddie Mac, Series 2626, Class NG, 3.50% 2023	112	116
Freddie Mac, Series T-041, Class 3-A, 6.38% 2032[2]	362	419
Freddie Mac, Series 3061, Class PN, 5.50% 2035	3,783	4,183
Freddie Mac, Series 3171, Class MO, principal only, 0% 2036	4,457	4,032
Freddie Mac, Series 3213, Class OG, principal only, 0% 2036	2,229	2,063
Freddie Mac, Series 3156, Class NG, 6.00% 2036	2,457	2,743
Freddie Mac, Series 3292, Class BO, principal only, 0% 2037	646	606
Freddie Mac, Series 3271, Class OA, 6.00% 2037	3,397	3,788
Government National Mortgage Assn. 4.50% 2040	34,251	37,202
Government National Mortgage Assn. 2.50% 2042[2]	2,993	3,103
		631,343
Bonds, notes & other debt instruments
Mortgage-backed obligations (continued)	Principal amount	Value
Commercial mortgage-backed securities[4] 3.99%	(000)	(000)

Greenwich Capital Commercial Funding Corp., Series 2005-GG5, Class A-4-1, 5.243% 2037[2]	$ 9,024	$ 9,037
Greenwich Capital Commercial Funding Corp., Series 2006-GG7, Class A-4, 6.018% 2038[2]	24,743	27,199
Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A-4, 5.444% 2039	2,950	3,266
Greenwich Capital Commercial Funding Corp., Series 2007-GG11, Class A-1-A, 5.704% 2049	10,320	11,762
Hilton USA Trust, Series 2013-HLF, AFX, 2.662% 2030[3]	25,562	25,669
Hilton USA Trust, Series 2013-HLF, BFX, 3.367% 2030[3]	3,500	3,545
Hilton USA Trust, Series 2013-HLF, CFX, 3.714% 2030[3]	8,563	8,710
Wachovia Bank Commercial Mortgage Trust, Series 2005-C16, Class A-PB, 4.692% 2041	137	138
Wachovia Bank Commercial Mortgage Trust, Series 2007-C30, Class A-5, 5.342% 2043	15,000	16,630
Wachovia Bank Commercial Mortgage Trust, Series 2006-C25, Class A1A, 5.904% 2043[2]	10,174	11,210
Wachovia Bank Commercial Mortgage Trust, Series 2005-C22, Class A-4, 5.464% 2044[2]	8,981	9,623
Morgan Stanley Capital I Trust, Series 2006-IQ12, Class A1A, 5.319% 2043	29,634	32,630
Hilton USA Trust, Series 2013-HLF, AFL, 1.169% 2030[2,3]	20,000	20,043
Hilton USA Trust, Series 2013-HLF, BFL, 1.669% 2030[2,3]	5,000	5,011
Hilton USA Trust Series 2013-HLF, CFL, 2.069% 2030[2,3]	7,000	7,019
ML-CFC Commercial Mortgage Trust, Series 2006-2, Class A-1-A, 6.079% 2046[2]	6,040	6,670
ML-CFC Commercial Mortgage Trust, Series 2006-4, Class A-3, 5.172% 2049[2]	3,000	3,275
ML-CFC Commercial Mortgage Trust, Series 2007-8, Class A-3, 6.089% 2049[2]	12,250	13,822
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-CIBC12, Class A-3B, 5.463% 2037[2]	818	823
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP3, Class A-4B, 4.996% 2042[2]	1,000	1,060
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2006-CB-16, Class A1A, 5.546% 2045	7,883	8,702
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2011-C3A, Class A-2, 3.673% 2046[3]	9,450	9,951
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2007-CB19, Class A-4, 5.895% 2049[2]	10,050	11,289
Banc of America Commercial Mortgage Inc., Series 2006-1, Class A1A, 5.378% 2045[2]	21,256	22,995
Commercial Mortgage Trust, Series 2006-C8, Class A1A, 5.292% 2046	17,170	18,979
CS First Boston Mortgage Securities Corp., Series 2004-C2, Class E, 5.736% 2036[2]	2,000	2,241
CS First Boston Mortgage Securities Corp., Series 2003-C3, Class G, 4.617% 2038[3]	475	475
CS First Boston Mortgage Securities Corp., Series 2006-C4, Class A-3, 5.467% 2039	14,066	15,397
LB-UBS Commercial Mortgage Trust, Series 2006-C3, Class A1A, 5.641% 2039[2]	3,044	3,319
LB-UBS Commercial Mortgage Trust, Series 2007-C2, Class A-1-A, 5.387% 2040	8,785	9,785
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP8, Class A-4, 5.399% 2045	5,000	5,485
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP7, Class A-M, 6.056% 2045[2]	6,500	7,208
DBUBS Mortgage Trust, Series 2011-LC1A, Class A1, 3.742% 2046[3]	8,540	9,001
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PW17, Class A-4, 5.694% 2050[2]	7,005	7,919
Crown Castle Towers LLC, Series 2010-1, Class C, 4.523% 2035[3]	6,000	6,217
GE Commercial Mortgage Corp., Series 2004-C3, Class B, 5.512% 2039[2]	2,000	2,043
GE Commercial Mortgage Corp., Series 2004-C2, Class B, 4.983% 2040	2,100	2,120
GE Commercial Mortgage Corp., Series 2005-C4, Class A-3A, 5.488% 2045[2]	1,151	1,155
LB-UBS Commercial Mortgage Trust, Series 2007-C7, Class A-M, 6.371% 2045[2]	4,500	5,191
Bear Stearns Commercial Mortgage Securities Inc., Series 1999-C1, Class X, interest only, 1.461% 2031[2,3]	2,463	31
Bear Stearns Commercial Mortgage Securities Inc., Series 2005-PWR9, Class A-AB, 4.804% 2042	1,189	1,206
Morgan Stanley Capital I Trust, Series 2006-IQ11, Class A-M, 5.843% 2042[2]	1,000	1,085
Merrill Lynch Mortgage Trust, Series 2005-MKB2, Class A-2, 4.806% 2042	9	9
		368,945
Other mortgage-backed securities[4] 0.13%

Bank of Montreal 2.85% 2015[3]	7,500	7,779
Northern Rock PLC 5.625% 2017[3]	3,150	3,599
Royal Bank of Canada 3.125% 2015[3]	1,000	1,037
		12,415
Collateralized mortgage-backed obligations (privately originated)[4] 0.10%

Freddie Mac, Series 2013-DN2, Class M-1, 1.618% 2023[2]	3,490	3,504
Freddie Mac, Series 2013-DN1, Class M-1, 3.566% 2023[2]	4,073	4,200
CS First Boston Mortgage Securities Corp., Series 2002-34, Class I-A-1, 7.50% 2032	235	254
Bonds, notes & other debt instruments
Mortgage-backed obligations —	Principal amount	Value
Collateralized mortgage-backed obligations (privately originated)[4] (continued)	(000)	(000)

CS First Boston Mortgage Securities Corp., Series 2002-30, Class I-A-1, 7.50% 2032	$ 228	$ 248
CS First Boston Mortgage Securities Corp., Series 2003-21, Class V-A-1, 6.50% 2033	325	350
CS First Boston Mortgage Securities Corp., Series 2003-29, Class V-A-1, 7.00% 2033	844	928
Paine Webber CMO, Series O, Class 5, 9.50% 2019	47	52
		9,536
Total mortgage-backed obligations		1,022,239
Federal agency bonds & notes 3.60%

Fannie Mae 2.625% 2014	9,000	9,212
Fannie Mae 2.75% 2014	20,000	20,145
Fannie Mae 3.00% 2014	8,250	8,431
Fannie Mae 1.625% 2015	20,000	20,496
Fannie Mae 2.375% 2015	25,000	25,875
Fannie Mae 0.50% 2016	14,630	14,650
Fannie Mae 0.875% 2018	15,000	14,676
Fannie Mae 1.875% 2018	25,110	25,594
Fannie Mae, Series 2012-M13, multifamily 1.246% 2017[4]	42,762	42,904
Fannie Mae, Series 2012-M8, multifamily 1.52% 2019[4]	8,335	8,394
Freddie Mac 2.50% 2014	11,000	11,097
Freddie Mac 5.00% 2014	10,000	10,297
Freddie Mac 0.75% 2018	10,000	9,810
Freddie Mac 4.875% 2018	11,135	12,823
Freddie Mac 1.25% 2019	25,000	24,065
Freddie Mac 1.375% 2020	20,000	19,074
Freddie Mac, Series K020, Class A2, multifamily 2.373% 2022[4]	7,500	7,156
Freddie Mac, Series K021, Class A2, multifamily 2.396% 2022[4]	9,195	8,784
Federal Home Loan Bank 5.50% 2014	5,000	5,185
Federal Home Loan Bank 5.375% 2016	1,420	1,608
Federal Home Loan Bank 1.75% 2018	25,000	25,164
Federal Farm Credit Banks 2.625% 2014	5,000	5,045
Federal Agricultural Mortgage Corp. 5.125% 2017[3]	1,070	1,216
CoBank, ACB 0.854% 2022[2,3]	935	857
		332,558
Bonds & notes of governments & government agencies outside the U.S. 1.68%

Polish Government 5.00% 2015	8,000	8,605
Polish Government 6.375% 2019	2,825	3,319
Polish Government 3.00% 2023	10,000	9,185
Australia Government Agency-Guaranteed, Commonwealth Bank of Australia 2.70% 2014[3]	1,045	1,070
Australia Government Agency-Guaranteed, Commonwealth Bank of Australia 3.625% 2014[3]	14,000	14,263
United Kingdom Government Agency-Guaranteed, Network Rail Infrastructure Ltd 1.50% 2014[3]	15,000	15,022
France Government Agency-Guaranteed, Société Finance 2.875% 2014[3]	5,440	5,554
France Government Agency-Guaranteed, Société Finance 3.375% 2014[3]	5,900	5,979
Swedish Government 1.00% 2014[3]	10,600	10,644
Chilean Government 3.875% 2020	5,000	5,269
Chilean Government 3.25% 2021	5,000	4,987
Finland (Republic of) 1.25% 2015[3]	10,000	10,173
Europe Government Agency-Guaranteed, Dexia Credit Local 2.75% 2014[3]	10,000	10,094
Netherlands Government 1.00% 2017	10,000	10,085
European Investment Bank 3.125% 2014	9,250	9,387
Netherlands Government Agency-Guaranteed, ING Bank NV 3.90% 2014[3]	9,000	9,097
Bermudan Government 5.603% 2020[3]	5,000	5,387
Bonds, notes & other debt instruments
	Principal amount	Value
Bonds & notes of governments & government agencies outside the U.S. (continued)	(000)	(000)

Bermudan Government 4.854% 2024[3]	$ 3,525	$ 3,489
Asian Development Bank 2.75% 2014	5,100	5,160
Aries Vermögensverwaltungs GmbH, Series C, 9.60% 2014	4,250	4,611
United Mexican States Government Global 5.875% 2014	3,500	3,527
New Zealand Government Agency-Guaranteed, Westpac Securities Co. 3.45% 2014[3]	730	745
		155,652
Asset-backed obligations[4] 1.23%

Aesop Funding LLC, Series 2012-3A, Class A, 2.10% 2019[3]	10,000	10,091
Aesop Funding LLC, Series 2013-2A, Class A, 2.97% 2020[3]	37,535	38,667
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2013-1A, Class A-1, 1.12% 2017[3]	22,000	22,021
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2013-1A, Class A-2, 1.83% 2019[3]	15,000	14,871
Chase Issuance Trust, Series 2006-8, Class A, 0.228% 2016[2]	10,000	10,000
Aesop Funding II LLC, Series 2013-1A, Class A, 1.92% 2019[3]	8,360	8,273
MBNA Credit Card Master Note Trust, Series 2004-1, Class B, 4.45% 2016	4,250	4,294
Lehman ABS Manufactured Housing Contract Trust, Series 2001-B, Class A-3, 4.35% 2040	3,338	3,448
CenterPoint Energy Transition Bond Co. III, LLC, Series 2008, Class A-1, 4.192% 2020	1,298	1,363
Green Tree Financial Corp., Series 1997-6, Class A-7, 7.14% 2029	438	465
		113,493
Municipals 0.79%

State of Florida, Hurricane Catastrophe Fund Finance Corp., Revenue Bonds, Series 2013-A, 2.107% 2018	17,500	17,304
State of Florida, Hurricane Catastrophe Fund Finance Corp., Revenue Bonds, Series 2013-A, 2.995% 2020	7,500	7,166
State of New York, Urban Development Corp., Service Contract Revenue Refunding Bonds,
Series 2010-B, 5.00% 2014	15,000	15,065
State of New Jersey, Transportation Trust Fund Authority, Transportation System Revenue Refunding Bonds,
Series 2013-B, 1.758% 2018	14,900	14,543
State of New Jersey, General Obligation Refunding Bonds, Series H,
Assured Guaranty Municipal insured, 5.25% 2015	8,000	8,637
State of Washington, Energy Northwest, Columbia Generating Station Electric Revenue Bonds,
Series 2012-E, 2.197% 2019	5,500	5,466
State of Texas, Board of Regents of the University of Texas System, Revenue Refunding Financing System Bonds
(Build America Bonds — Direct Payment), Series 2010-D, 2.616% 2015	4,500	4,630
		72,811
Total bonds, notes & other debt instruments (cost: $8,649,950,000)		8,784,030
Preferred securities 0.03%

Government and government agency obligations 0.03%	Shares

CoBank, ACB, Class E, noncumulative[3]	4,000	2,721
Total preferred securities (cost: $3,985,000)		2,721
	Principal amount
Short-term securities 5.57%	(000)

Federal Home Loan Bank 0.05%–0.125% due 12/6/2013–5/28/2014	$199,000	198,929
United Parcel Service Inc. 0.005% due 12/2/2013[3]	50,000	50,000
Wal-Mart Stores, Inc. 0.05% due 12/11/2013[3]	50,000	49,999
Coca-Cola Co. 0.13% due 12/20/2013[3]	38,000	37,998
Procter & Gamble Co. 0.07%–0.08% due 12/2–12/9/2013[3]	37,600	37,599
Abbott Laboratories 0.07% due 12/19/2013[3]	30,000	29,999
Tennessee Valley Authority 0.05% due 12/5/2013	27,600	27,600
Federal Farm Credit Banks 0.15%–0.16% due 2/6–3/25/2014	27,600	27,594
Freddie Mac 0.10%–0.11% due 12/18/2013–5/2/2014	23,300	23,294
Bank of New York Mellon Corp. 0.05% due 12/4/2013[3]	16,900	16,900
Fannie Mae 0.055%–0.12% due 12/16/2013–5/2/2014	15,700	15,699
Total short-term securities (cost: $515,607,000)		515,611
Total investment securities (cost: $9,169,542,000)		9,302,362
Other assets less liabilities		(50,086)
Net assets		$9,252,276

[1]	Index-linked bond whose principal amount moves with a government price index.
[2]	Coupon rate may change periodically.
[3]	Acquired in a transaction exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $998,811,000, which represented 10.80% of the net assets of the fund.
[4]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.

Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers.

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type. Some securities may be valued based on their effective maturity or average life, which may be shorter than the stated maturity. Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates fair value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. At November 30, 2013, all of the fund’s investment securities were classified as Level 2.

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$ 156,318
Gross unrealized depreciation on investment securities	(30,236)
Net unrealized appreciation on investment securities	126,082
Cost of investment securities for federal income tax purposes	9,176,280

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com.

MFGEFPX-023-0114O-S37664

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

INTERMEDIATE BOND FUND OF AMERICA

By /s/ Mark A. Brett
Mark A. Brett, President and Principal Executive Officer

Date: January 28, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Mark A. Brett
Mark A. Brett, President and Principal Executive Officer

Date: January 28, 2014

By /s/ Karl C. Grauman
Karl C. Grauman, Treasurer and Principal Financial Officer

Date: January 28, 2014